Subsequent Events (Details Narrative) - Apr. 20, 2021 - Non-adjusting Events After Reporting Period [Member]	USD ($) shares	$ / shares
Statement Line Items [Line Items]
Issuance of private placement units | shares	8,290,665
Proceeds from private placement | $	$ 1,989,760
Share price | $ / shares		$ 0.24
Warrants [Member]
Statement Line Items [Line Items]
Warrants description	Each unit consists of one common share in the capital of the Company and one half transferable common share purchase warrant ("Warrant") of the Company. Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.
Finder Warrants [Member]
Statement Line Items [Line Items]
Warrants description	The Company has paid eligible finders (the "Finders"): (i) cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $57,189.62, and (ii) a number of common share purchase warrants (the "Finder Warrants") equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 238,289 Finder Warrants. Each Finder Warrant entitles the Finder to acquire one common share of the Company for a period of twenty-four (24) months following its issuance date, at an exercise price of $0.35.
Commitment percentage	6.00%
Finder's fee paid in common share purchase warrant | shares	238,289
Exercise price of warrant | $ / shares		$ 0.35